Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 1,168	[1]	€ 648
Changes in book value
Additions	1,798		776
Depreciation	(546)		(256)
Change in book value	1,252		520
Property, plant and equipment, ending balance	2,420		1,168	[1]
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,674		2,035
Changes in book value
Disposals			(1,137)
Property, plant and equipment, ending balance	3,472		1,674
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(506)		(1,387)
Changes in book value
Disposals			1,137
Property, plant and equipment, ending balance	(1,052)		(506)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	905		428
Changes in book value
Additions	1,498		663
Depreciation	(448)		(186)
Change in book value	1,050		477
Property, plant and equipment, ending balance	1,955		905
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,261		649
Changes in book value
Disposals			(51)
Property, plant and equipment, ending balance	2,759		1,261
Plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(356)		(221)
Changes in book value
Disposals			51
Property, plant and equipment, ending balance	(804)		(356)
Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	263		220
Changes in book value
Additions	300		113
Depreciation	(98)		(70)
Change in book value	202		43
Property, plant and equipment, ending balance	465		263
Other fixed assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	413		1,386
Changes in book value
Disposals			(1,086)
Property, plant and equipment, ending balance	713		413
Other fixed assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(150)		(1,166)
Changes in book value
Disposals			1,086
Property, plant and equipment, ending balance	€ (248)		€ (150)

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.